STOCK OPTIONS AND WARRANTS (Details 2)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Equity [Abstract]
Nonvested options at the beginning | shares
Nonvested options at the beginning (in dollars per share) | $ / shares
Granted | shares	3,826,500
Granted (in dollars per share) | $ / shares	$ 3.28
Forfeited | shares	(1,916,016)
Forfeited (in dollars per share) | $ / shares	$ 4.00
Vested | shares
Vested (in dollars per share) | $ / shares
Nonvested options at the end | shares	1,910,484
Nonvested options at the end (in dollars per share) | $ / shares	$ 2.55